Share Capital and Share Premium (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Share Premium [Abstract]
Par value (in Dollars per share)		$ 0.001
Treasury shares	120,507,401
Shares issued		111,462,617